  AIG CHILDREN'S WORLD FUND - 2005


  Portfolio of Investments
  May 31, 1997 (Unaudited)

   Principal                                          Maturity                   Value
     Amount                 Description                  Date      Yield *     (Note 2a)

                 US TREASURY BONDS - 60.9%
$   1,950,000    US  Zero Coupon Bond.................11/15/05        6.76%  $   1,114,386
      300,000    US  Zero Coupon Bond.................11/15/05        7.00%        171,444
      200,000    US  Zero Coupon Bond.................11/15/05        7.13%        114,296
      200,000    US  Zero Coupon Bond.................11/15/05        6.97%        114,296
      200,000    US  Zero Coupon Bond.................11/15/05        6.97%        114,296
      100,000    US  Zero Coupon Bond.................11/15/05        6.97%         57,148
      100,000    US  Zero Coupon Bond.................11/15/05        6.91%         57,148
      100,000    US  Zero Coupon Bond.................11/15/05        6.75%         57,148
      100,000    US  Zero Coupon Bond.................11/15/05        6.67%         57,148
      100,000    US  Zero Coupon Bond.................11/15/05        6.65%         57,148
      100,000    US  Zero Coupon Bond.................11/15/05        6.61%         57,148
      100,000    US  Zero Coupon Bond.................11/15/05        6.60%         57,148
      100,000    US  Zero Coupon Bond.................11/15/05        6.39%         57,148
      100,000    US  Zero Coupon Bond.................11/15/05        6.33%         57,148
      100,000    US  Zero Coupon Bond.................11/15/05        6.24%         57,148
      100,000    US  Zero Coupon Bond.................11/15/05        6.16%         57,148
       50,000    US  Zero Coupon Bond.................11/15/05        6.86%         28,574
       50,000    US  Zero Coupon Bond.................11/15/05        6.60%         28,574
       50,000    US  Zero Coupon Bond.................11/15/05        6.48%         28,574
       50,000    US  Zero Coupon Bond.................11/15/05        6.40%         28,574
       50,000    US  Zero Coupon Bond.................11/15/05        6.37%         28,574
       50,000    US  Zero Coupon Bond.................11/15/05        6.22%         28,574
       50,000    US  Zero Coupon Bond.................11/15/05        6.22%         28,574

                 Total Investments (Cost $2,455,292***)....................      2,457,364

                 Other Assets in Excess of Liabilities** - 39.1%...........      1,579,408
                 NET ASSETS - 100%.........................................  $   4,036,772



  *     Effective yield at time of purchase.
  **    Includes assets in First Global Equity Portfolio.
  *** For federal income tax purposes, cost is substantially the same as for financial reporting purposes with unrealized appreciation of $2,072.



              See Accompanying Notes to the Financial Statements.

AIG CHILDREN'S WORLD FUND - 2005

Statement of Assets and Liabilities
May 31, 1997 (Unaudited)

ASSETS:
    Investment in securities at value (Cost $2,455,292).........................  $ 2,457,364
    Investment in Equity Portfolio at value.....................................    1,476,642
    Cash........................................................................      134,750
    Deferred organization costs.................................................       49,411
    Receivable for fund shares sold.............................................       16,478
    Interest Receivable.........................................................          278
          Total Assets..........................................................    4,134,923

LIABILITIES:
    Accrued legal fees..........................................................       25,625
    Accrued shareholders communication fees.....................................       11,966
    Accrued printing fees.......................................................       10,252
    Accrued distribution fees...................................................        8,202
    Accrued directors fees .....................................................        7,566
    Due to Manager..............................................................        6,791
    Accrued insurance fees......................................................        6,596
    Accrued shareholder services fees...........................................        4,953
    Accrued registration fees...................................................        4,294
    Accrued transfer agent fees.................................................        3,912
    Accrued audit fees..........................................................        3,096
    Accrued administration fees.................................................        2,849
    Accrued miscellaneous fees..................................................        2,049
       Total Liabilities........................................................       98,151

NET ASSETS......................................................................  $ 4,036,772

COMPOSITION OF NET ASSETS:
    Capital paid in.............................................................  $ 3,816,762
    Undistributed net investment income.........................................       52,767
    Undistributed net realized gain on investments
         and foreign currency transactions......................................       49,598
    Net unrealized appreciation on investments..................................      117,645
NET ASSETS......................................................................  $ 4,036,772

Shares Outstanding..............................................................      410,687

Net asset value and redemption price per share ($4,036,772 / 410,687 shares)....  $      9.83
Maximum offering price per share (Net asset value plus sales
    charge - 4.75% of maximum offering price)...................................  $     10.32



              See Accompanying Notes to the Financial Statements.

AIG CHILDREN'S WORLD FUND - 2005

Statement of Operations
For the six months ended May 31, 1997 (Unaudited)

INVESTMENT INCOME:
    Interest..............................................................  $    84,022
    Net Investment Loss Allocated from the Equity Portfolio...............       (1,790)
                                                                                 82,232

EXPENSES:
    Transfer agent expense...................................      28,595
    Administration expense...................................      19,419
    Shareholder communication expense........................      11,966
    Legal expense............................................      10,759
    Printing expense.........................................      10,252
    Distribution expense.....................................       9,906
    Registration expense.....................................       9,488
    Directors fees ..........................................       7,500
    Organization expense.....................................       6,988
    Insurance expense........................................       6,562
    Shareholder services expense.............................       4,953
    Investment advisory expense..............................       2,581
    Audit expense............................................       2,504
    Custodian expense........................................         253
    Miscellaneous expenses...................................       2,125

         Total expenses before reductions....................     133,851

    Less: Expense reimbursements by Manager..................    (105,666)
    Less: Advisory fee waived by Manager.....................      (2,581)

         Total Fee waivers and expense reimbursements by
          Manager............................................    (108,247)

    Net expenses..........................................................       25,604

            Net Investment Income.........................................       56,628


REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
    Net realized gain on investments and foreign currency transactions
     from the Equity Portfolio............................................       55,729
    Net realized loss on investments from the Fund........................       (3,100)
    Net change in unrealized appreciation on investments and foreign
     currency transactions from the Equity Portfolio......................       27,881
    Net change in unrealized depreciation on investments from the Fund....     (118,313)
            Net change in realized and unrealized loss on investments
                   and foreign currency transactions......................      (37,803)

                    Net Increase in Net Assets Resulting from Operations..  $    18,825

AIG CHILDREN'S WORLD FUND - 2005

Statements of Changes in Net Assets

                                                                                 Six months ended Period from
                                                                                 May 31, 1997    December 15, 1995*
                                                                                  (Unaudited)    November 30, 1996
OPERATIONS:
    Net investment income......................................................  $     56,628  $         47,007
    Net realized gain on investments and foreign currency transactions
         from the Equity Portfolio.............................................        55,729            32,186
    Net realized loss on investments from the Fund.............................        (3,100)                0
    Net change in unrealized appreciation on investments and foreign
         currency transactions from the Equity Portfolio.......................        27,881            87,692
    Net change in unrealized (depreciation) appreciation on
           investments from the Fund...........................................      (118,313)          120,385
          Net Increase in Net Assets Resulting From Operations.................        18,825           287,270

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income.......................................       (50,871)                0
    Distributions from net realized gain.......................................       (35,218)                0
         Total dividends and distributions to shareholders.....................       (86,089)                0


FUND SHARE TRANSACTIONS:
    Net proceeds from shares subscribed........................................       535,905         3,623,996
    Net proceeds from dividends reinvested.....................................        51,658                 0
    Cost of shares redeemed....................................................      (370,325)         (124,468)
          Net Increase in Net Assets Resulting from Fund Share Transactions....       217,238         3,499,528

                 Total Increase in Net Assets..................................       149,974         3,786,798

Net assets at the beginning of the period......................................     3,886,798           100,000


NET ASSETS at the end of the period (including undistributed.
    net investment income of $52,767 and $44,599 respectively).................  $  4,036,772  $      3,886,798





*Commencement of Operations.


              See Accompanying Notes to the Financial Statements.

AIG CHILDREN'S WORLD FUND - 2005

Financial Highlights

                                                                  Six months ended              Period from
                                                                   May 31, 1997            December 15, 1995* to
                                                                   (Unaudited)                November 30, 1996
Per Share Operating Performance
Net asset value, beginning of period............................  $       10.00            $              9.15

Income from investment operations:
    Net investment income.......................................           0.14                           0.12
    Net realized and unrealized (loss) gain on investments .....          (0.09)                          0.73
           Total income from investment operations..............           0.05                           0.85

Dividends and distributions to shareholders:
    Dividends from net investment income........................          (0.13)                          ---
    Distributions from net realized gain........................          (0.09)                          ---
           Total dividends and distributions to shareholders....          (0.22)                          ---

Net asset value, end of period..................................  $        9.83            $             10.00

Total Return....................................................           0.50%(a)                       9.29% (a)

Ratios / Supplemental Data:
Net assets, end of period (000's)...............................  $       4,037            $              3,887

Ratio of expenses to average net assets.........................           2.00%(b)(c)                     2.00%(b)(c)
Ratio of net investment income to average net assets............           2.87%(b)(c)                     2.52%(b)(c)

Portfolio turnover rate ........................................           4.47%                           0.00%


*Commencement of Operations.
(a) Calculated without deduction of sales charges.
(b) Net of fee waivers and expense reimbursements which had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 26.05 percentage points (annualized) for the period from December 15, 1995 (commencement of operations) to November 30, 1996 and 8.26 percentage points (annualized) for the six months from December 1, 1996 to May 31, 1997.
(c) Annualized.







              See Accompanying Notes to the Financial Statements.

AIG CHILDREN'S WORLD FUND - 2005
--------------------------------------------------------------------------------
Notes to Financial Statements
May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

AIG All Ages Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company. The Company was incorporated in Maryland on April 4, 1995 and commenced operations on December 15, 1995. At May 31, 1997, the Company operated as a series company comprising two funds. The accompanying financial statements and notes are those of the AIG Children's World Fund - 2005 (the "Fund") only.

Shares of the Fund will be offered to investors only through September 30, 1997 (as such period may be extended or shortened by the Board of Directors of the Company, the "Offering Period").

The Fund has two investment objectives. The first objective is to provide a guaranteed return, on or after November 15, 2005 (the "Maturity Date"), of the full amount originally invested (including any sales charges paid) by each shareholder who has reinvested all dividends and distributions, which the Fund pursues through investment of a portion of its assets in U.S. Treasury zero coupon securities, combined with further assurance from a guarantee by AIG Capital Management Corp., the Fund's investment adviser (the "Manager"). The Manager's obligations under its guarantee are backed by its parent, American International Group, Inc. ("AIG").

The Fund's second objective is to achieve total return on capital through both capital growth (realized and unrealized) and income, by investing the balance of its assets in the First Global Equity Portfolio (the "Equity Portfolio"), an open-end management investment company that invests in a globally diversified portfolio of equity securities. The Fund and the Equity Portfolio constitute a two-tier master-feeder structure. The value of the Fund's investment in the Equity Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest of 45.6% in the net assets of the Equity Portfolio at May 31, 1997. The financial statements of the Equity Portfolio, including its portfolio of investments, are included within this report and should be read in conjunction with the Fund's financial statements.

AIG CHILDREN'S WORLD FUND - 2005
--------------------------------------------------------------------------------
Notes to Financial Statements
May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A)  SECURITY VALUATIONS:

During the Offering Period, U.S. Treasury zero coupon securities are valued at the average of the last reported bid and ask prices; thereafter, they will be valued at the last reported bid price. Short-term securities with less than sixty days remaining to maturity when acquired are valued at amortized cost, which approximates market value. Short-term securities with more than sixty days remaining to maturity are valued at current market value until the sixtieth day prior to maturity, and are then valued on an amortized cost basis. The valuation of the Fund's investment in the Equity Portfolio is discussed in Note 2a of the Equity Portfolio's financial statements.

B)  INVESTMENT INCOME AND SECURITY TRANSACTIONS:

Security transactions of the Fund are accounted for on a trade date basis. Realized gains and losses on securities transactions are determined on the identified cost basis. Interest income, including accretion of discount and amortization of premium on U.S. Treasury zero coupon securities, is accrued daily. The Fund records its pro-rata share of investment income, expenses and realized and unrealized gains and losses recorded by the Equity Portfolio on a daily basis. Expenses common to all funds within the Company are allocated among the funds on the basis of average net assets.

C)  DIVIDENDS AND DISTRIBUTIONS:

The Fund declares and pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date. The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, therefore, the Fund may periodically make re-classifications among certain of its capital accounts as a result of timing and characterization of certain income and capital gains distributions.

AIG CHILDREN'S WORLD FUND - 2005
--------------------------------------------------------------------------------
Notes to Financial Statements
May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

NOTE 2 - CONTINUED

D)  FEDERAL INCOME TAXES:

The Fund has elected to be taxed as a regulated investment company and intends to comply with the requirements of the Internal Revenue Code and to distribute substantially all its taxable income to shareholders. Therefore, no federal income tax provision is required.

E)  ORGANIZATION EXPENSES:

Expenses of $70,500 incurred in connection with the organization of the Fund are being amortized on a straight line basis over a five year period beginning December 15, 1995.

NOTE 3 - AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Manager serves as the Fund's and the Equity Portfolio's investment adviser and is responsible for the management of the assets of the Fund and the Equity Portfolio in conformity with the stated objectives and policies of the Fund and the Equity Portfolio. For its services, the Manager is entitled to a fee calculated daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of the Fund (other than its interest in the Equity Portfolio) and 1.20% of the average daily net assets of the Equity Portfolio. The Manager has voluntarily agreed to waive its management fee and/or reimburse the Fund's expenses to the extent that total Fund operating expenses exceed 2.00% of average daily net assets until at least March 31, 1998, subject to reimbursement by the Fund in subsequent years under certain circumstances. For the six months ended May 31, 1997, the Manager waived its entire fee as adviser and reimbursed the Fund in the aggregate amount of $152,039 which is inclusive of waiver amounts at the Equity Portfolio and Fund level.

The Manager, an indirect wholly owned subsidiary of AIG, has entered into subadvisory agreements with AIG Global Investment Corp. ("AIG Global"), which is an indirect wholly owned subsidiary of AIG and is registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Pursuant to its subadvisory agreements, AIG Global provides investment advisory services to the Manager in respect of the management of the Fund's Treasury Securities and in respect of the management of the assets of the Equity Portfolio and officers of AIG Global provide representation on the Manager's Investment Committee. Under the subadvisory agreements with AIG Global, the Manager pays AIG Global a fee which is calculated daily and paid monthly at an annual rate of 0.0825% of the average daily net assets of the Fund (other than the Fund's interest in the Equity Portfolio) and 0.15% of the average daily net assets of the Equity Portfolio. These fees are paid from the management fee paid to the Manager.

AIG CHILDREN'S WORLD FUND - 2005
--------------------------------------------------------------------------------
Notes to Financial Statements
May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

NOTE 3 - CONTINUED

The Manager was previously party to a subadvisory agreement with AIG Global Investment Corp. (Europe) Ltd., ("AIG Global Europe"), an indirect wholly owned subsidiary of AIG. Effective May 28, 1996, AIG Global Europe deregistered under the Advisers Act and the subadvisory agreement was replaced with a service agreement pursuant to which AIG Global Europe agreed to provide investment advisory services.

The Manager serves as the Fund's and the Equity Portfolio's investment adviser and is responsible for the management of the assets and review and supervision of the investment program. In addition to the subadvisory agreements, the Manager has entered into service agreements with certain affiliates, including AIG Global Europe, whereby such affiliates provide investment advisory services under the direction of the Manager. Certain officers of these affiliates provide representation on the Manager's Investment Committee. Under the terms of the service agreements, the Manager is required to pay the service providers a total combined fee at an annual rate of 0.0175% of the average daily net assets of the Fund (other than the Fund's interest in the Equity Portfolio) and 0.45% of the average daily net assets of the Equity Portfolio. These fees are funded from the management fee paid to the Manager. There have been no such fees paid through the six months ended May 31, 1997.

Under the Shareholder Servicing Agreement, AIG Equity Sales Corp. (the "Distributor"), a wholly owned subsidiary of AIG, provides administrative services for the Fund's shareholders for which the Fund pays the Distributor a fee at the annual rate of up to 0.25% of average daily net assets. Under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), the Fund may pay the Distributor a distribution fee during the Offering Period at the annualized rate of up to 0.50% of the average daily net assets of the Fund. The Plan will terminate on the last day of the Offering Period.

PFPC International Ltd. serves as the Fund's administrator and accounting agent. PFPC Inc. serves as Fund's transfer agent and dividend disbursing agent. PNC Bank, N.A. serves as custodian of the Fund's assets.

AIG CHILDREN'S WORLD FUND - 2005
--------------------------------------------------------------------------------
Notes to Financial Statements
May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

NOTE 3 - CONTINUED

Certain directors and officers of the Company are also directors and/or officers of the Manager or Distributor. These directors and officers are paid no compensation by the Fund.

NOTE 4 - CAPITAL SHARE TRANSACTIONS

The Company has authorized 100,000,000 shares of capital stock in the Fund with a par value of $0.001.


                               December 1, 1996   December 15, 1995*
                               to May 31, 1997    to November 30,1996
                               ---------------    -------------------

                               Shares    Amount    Shares     Amount
                               ------   --------   -------  ----------

Shares sold..................  55,859   $535,905   390,836  $3,623,996

Shares reinvested............   5,331     51,658         0           0

Shares redeemed...... ....... (39,077)  (370,325)  (13,191)   (124,468)
                              --------  ---------  -------    ---------



Net increase.................  22,113   $217,238   377,645  $3,499,528
                               ======   ========   =======  ==========


*Commencement of Operations

NOTE 5 - SECURITIES TRANSACTIONS

For the six months ended May 31, 1997 purchases of U.S. Treasury zero coupon securities (other than short-term securities) were $198,574. For the six months ended May 31, 1997 sales of US Treasury zero coupon securities (other than short-term securities) were $110,017.

DIVIDEND DISTRIBUTION

On December 10, 1996, the Board of Directors of the Fund declared a dividend of $86,089, or $0.22 per share, payable on December 13, 1996 to shareholders of record on December 9, 1996.

FIRST GLOBAL EQUITY PORTFOLIO


Portfolio of Investments
May 31, 1997 (Unaudited)



                                                                     Value
                     Description                      Shares       (Note 2a)

COMMON STOCKS - 90.4%

Australia - 0.3%
     News Corp Ltd...................................  2,500  $        11,096

France - 5.4%
     Castorama Dubois Investissement.................    180           24,837
     Generale des Eaux ..............................    300           36,970
     Generale des Eaux Warrants......................    300              206
     Schneider.......................................    450           21,658
     Societe Generale ...............................    400           44,502
     Total SA B shares ..............................    500           45,821
                                                                      173,994
Germany - 6.8%
     Bilfinger & Berger AG...........................  1,500           58,132
     Veba AG.........................................  1,600           91,135
     Volkswagen AG...................................    110           71,588
                                                                      220,855
Hong Kong - 3.8%
     Cheung Kong Infrastructure...................... 18,000           57,030
     Hutchinson Whampoa..............................  8,000           66,594
                                                                      123,624
Japan - 13.4%
     Advantest.......................................     20            1,359
     Amano...........................................  1,000           10,641
     Bank of Tokyo - Mitsubishi Ltd .................  1,000           17,335
     Calsonic Corp...................................  1,000            5,535
     Chiba Bank......................................  4,000           20,767
     Chugai Pharmaceutical...........................  3,000           25,436
     Hitachi.........................................  2,000           21,282
     Hitachi Zosen Corp..............................  2,000            7,638
     Kajima Corp.....................................  3,000           16,760
     Kamigumi........................................  1,000            5,964
     Katokichi ......................................  1,000           18,450
     Kuraray Co. ....................................  2,000           19,223
     Kyocera.........................................    400           28,799
     Matsushita Electrical Works.....................  2,000           22,140
     Mitsubishi Heavy Industries ....................  1,000            7,191
     Mitsubishi Motors...............................  3,000           22,192
     NEC Corp .......................................  1,000           13,902


              See Accompanying Notes to the Financial Statements.

FIRST GLOBAL EQUITY PORTFOLIO

May 31, 1997 (Unaudited)


                                                                     Value
                     Description                      Shares       (Note 2a)

Japan- Continued
     Nippon Shokubai.................................  1,000  $         6,694
     Nippon Steel Corp...............................  4,000           11,705
     Nippon Telegraph and Telephone Corp.............      3           28,608
     Nomura Securities ..............................  1,000           11,842
     Sumitomo........................................  2,000           17,678
     Suzuki Motor Corp...............................  2,000           25,058
     Tokio Marine and Fire...........................  2,000           23,513
     Tomen Corporation...............................  5,000           12,958
     Toto Ltd........................................  1,100           12,366
     Yodogawa Steel Works............................  3,000           18,536
                                                                      433,572

Mexico - 2.7%
     Cementos de Mexico.............................. 23,400           86,021

Netherlands - 3.7%
     Hunter Douglas NV...............................    500           44,168
     Koninklijke Ahold NV............................  1,000           76,037
                                                                      120,205
Spain - 2.7%
     Bankinter SA....................................    300           50,813
     Corporacion Mapfre Compania.....................    700           37,548
                                                                       88,361
Sweden - 1.4%
     Volvo AB Rights ................................  1,600              429
     Volvo Ser A ....................................  1,600           44,512
                                                                       44,941
Switzerland - 2.2%
     Roche Holdings AG...............................      8           71,139

United Kingdom - 8.6%
     Cable and Wireless PLC .........................  5,000           40,818
     Glynwed International PLC ......................  6,500           28,340
     Laporte PLC.....................................  3,000           32,246
     National Westminister...........................  3,500           42,630
     Stanley Leisure Org. PLC........................  9,000           45,129
     Tarmac PLC...................................... 25,000           51,943
     Vaux Group PLC .................................  8,000           36,254
                                                                      277,360


              See Accompanying Notes to the Financial Statements.

FIRST GLOBAL EQUITY PORTFOLIO

May 31 , 1997 (Unaudited)


                                                                     Value
                     Description                      Shares       (Note 2a)

United States - 39.4%
     Allstate Corp...................................  1,000  $        73,625
     Amoco Corp......................................    600           53,625
     Bellsouth Corp..................................    900           40,838
     Computer Associates.............................  1,000           54,750
     Corning, Inc....................................  1,500           75,563
     Deere and Co....................................    800           40,900
     Du Pont De Nemours..............................    300           32,663
     Federal National Mortgage Association...........    900           39,263
     Flowers Industries, Inc.........................  4,500           79,313
     General Electric Co.............................    900           54,338
     General Motors Corp.............................    800           45,800
     Hewlett Packard Co..............................  1,100           56,650
     IBM.............................................    600           51,900
     Johnson and Johnson.............................    700           41,913
     Medimmune, Inc..................................  3,000           46,500
     Merck and Co., Inc..............................    500           44,938
     Monsanto Co.....................................    900           39,600
     Pacific Gas and Electric........................  2,500           57,813
     Pepsico, Inc. ..................................  1,300           47,775
     Philip Morris Co................................  1,100           48,400
     Provident Life and Accident Insurance...........  1,000           53,750
     Schlumberger Ltd................................    400           47,650
     Time Warner, Inc................................  1,000           46,500
     Ultramar Diamond................................  1,600           52,800
     Union Pacific Corp..............................    700           47,425
                                                                    1,274,292

Total Common Stocks (Cost $2,667,753*) - 90.4% ......               2,925,460
Other Assets in Excess of Liabilities - 9.6%.........                 311,833
NET ASSETS - 100% ...................................         $     3,237,293



* For federal income tax purposes, cost is substantially the same as for financial reporting purposes and net unrealized appreciation is as follows:

                     Unrealized appreciation:           $352,262
                     Unrealized depreciation:            (94,555)

                     Net unrealized appreciation:       $257,707


              See Accompanying Notes to the Financial Statements.

FIRST GLOBAL EQUITY PORTFOLIO

Statement of Assets and Liabilities
May 31, 1997 (Unaudited)

ASSETS:
    Investment in securities at value (cost $2,667,753) .... $    2,925,460
    Cash....................................................        228,823
    Deferred organization costs ............................        143,361
    Dividends receivable....................................         14,754
          Total Assets .....................................      3,312,398

LIABILITIES:
    Accrued audit fees .....................................         20,000
    Accrued insurance fees .................................         13,125
    Accrued administration fees.............................         12,477
    Accrued legal fees .....................................         10,794
    Accrued directors fees .................................          7,500
    Accrued custodian fees .................................          3,408
    Due to Manager  ........................................          1,946
    Accrued miscellaneous fees..............................          5,855
           Total Liabilities................................         75,105

NET ASSETS.................................................. $    3,237,293



COMPOSITION OF NET ASSETS:
    Capital paid in......................................... $    2,812,410
    Accumulated net investment loss.........................         (8,717)
    Accumulated net realized gain on investments and
           foreign currency transactions....................        175,893
    Net  unrealized appreciation on investments and foreign
           currency transactions............................        257,707

NET ASSETS.................................................. $    3,237,293









              See Accompanying Notes to the Financial Statements.

FIRST GLOBAL EQUITY PORTFOLIO

Statement of Operations
For the six months ended May 31, 1997 (Unaudited)

INVESTMENT INCOME:
    Dividends (net of foreign taxes of $3,278).............................  $   27,350

EXPENSES:
    Administrative expense.................................................      52,894
    Organization expense...................................................      20,275
    Investment advisory expense............................................      18,860
    Directors fees ........................................................      15,000
    Insurance expense......................................................      13,125
    Custodian expenses.....................................................      12,125
    Legal expense..........................................................      10,955
    Audit expense..........................................................       7,500
    Miscellaneous expenses.................................................       5,000

        Total expenses before reductions...................................     155,734

    Less: Expense reimbursements by Manager................................    (105,441)
    Less: Advisory fees waived by Manager..................................     (18,860)

        Total Fee waiver and expense reimbursements by Manager.............    (124,301)

    Net expenses...........................................................      31,433

             Net Investment Loss ..........................................      (4,083)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
    Net realized gain on investments.......................................     118,934
    Net realized loss on foreign currency transactions.....................      (2,219)
    Net change in unrealized appreciation on investments...................      77,576
    Net change in unrealized depreciation on foreign currency transactions.        (205)
             Net realized and unrealized gain on investments and foreign
                currency transactions......................................     194,086

                     Net Increase in Net Assets Resulting from Operations..  $  190,003





              See Accompanying Notes to the Financial Statements.

FIRST GLOBAL EQUITY PORTFOLIO

Statements of Changes in Net Assets

                                                                          Six months ended       Period from
                                                                            May 31, 1997      December 15, 1995* to
                                                                            (Unaudited)       November 30, 1996
OPERATIONS:
    Net investment loss.................................................  $      (4,083)   $         (4,634)
    Net realized gain on investments....................................        118,934              63,546
    Net realized loss on foreign currency transactions..................         (2,219)             (4,366)
    Net change  in unrealized appreciation on investments...............         77,576             180,131
    Net change in unrealized (depreciation) appreciation on
             foreign currency transactions..............................           (205)                203
            Net Increase in Net Assets Resulting from Operations........        190,003             234,880

CAPITAL TRANSACTIONS:
    Proceeds from Capital Invested......................................        110,900           2,749,510
    Value of Capital Withdrawn..........................................       (149,000)                  0

             Total Increase in Net Assets ..............................        151,903           2,984,390

Net assets at the beginning of the period...............................      3,085,390             101,000

NET ASSETS at the end of the period.....................................  $   3,237,293    $      3,085,390



*Commencement of Operations





              See Accompanying Notes to the Financial Statements.

    FIRST GLOBAL EQUITY PORTFOLIO

    Financial Highlights

                                                             Six months ended      Period from
                                                               May 31, 1997    December 15, 1995*  to
                                                                (Unaudited)      November 30, 1996
    Net assets, end of period (000's) ..................... $   3,237            $      3,085

    Ratio of expenses to average net assets................      2.00%  (a)(b)           2.00%  (a)(b)
    Ratio of net investment loss to average net assets.....     (0.26%) (a)(b)          (0.44%) (a)(b)

    Portfolio turnover rate................................     52.84%                  26.31%  (c)

    Average commission rate paid........................... $  0.0163   (d)      $     0.0069   (d)




    *Commencement of Operations.
    (a) Net of fee waivers and expense reimbursements which had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 25.74 percentage points (annualized) for the period from December 15, 1995 (commencement of operations) to November 30, 1996 and 7.91 percentage points (annualized) for the six months from December 1, 1996 to May 31, 1997.
    (b) Annualized.
    (c) This figure is calculated for the period during which there were equity holdings.
    (d) Represents total commissions paid on portfolio securities divided by the total number of shares purchased and sold on which commissions are charged.





              See Accompanying Notes to the Financial Statements.

FIRST GLOBAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
Notes to Financial Statements
May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

First Global Equity Portfolio (the "Equity Portfolio"), a Delaware Business Trust, is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Equity Portfolio was organized on June 26, 1995 and commenced operations on December 15, 1995.

The investment objective of the Equity Portfolio is to achieve total return on capital through both capital growth (realized and unrealized) and income. The Equity Portfolio seeks to achieve this objective by making investments in securities of issuers from around the world.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Equity Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

All the net investment income and unrealized and realized gains and losses from securities and foreign currency transactions of the Equity Portfolio are allocated pro-rata amongst the investors in the Equity Portfolio at the time of such determination.

A)   SECURITY VALUATIONS:

     Securities traded on a foreign exchange or over-the-counter market are valued at the last sales price on the primary exchange or market in which they are traded. Securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Any securities for which recent market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Trustees of the Equity Portfolio. Short-term securities with less than sixty days remaining to maturity when acquired are valued at amortized cost, which approximates value. Short-term securities with more than sixty days remaining to maturity are valued at current market value until the sixtieth day prior to maturity, and are then valued on an amortized cost basis.

FIRST GLOBAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
Notes to Financial Statements
May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

NOTE 2 - CONTINUED

B)   INVESTMENT INCOME AND SECURITY TRANSACTIONS:

     Security transactions of the Equity Portfolio are accounted for on a trade date basis. Realized gains and losses on securities transactions are determined on the identified cost basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date.

C)   FOREIGN CURRENCY TRANSACTIONS:

     The Equity Portfolio's investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each day into U.S. dollars based upon currency exchange rates determined prior to the close of the New York Stock Exchange. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Equity Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in net realized and unrealized gains or losses on securities.

     The Equity Portfolio may enter into forward foreign currency exchange contracts to fix the U.S. dollar value of a security it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. A forward foreign currency exchange contract is an agreement to purchase or sell a specific currency at a future date and at a price set at the time the contract is entered into.

     The Equity Portfolio is not required to enter into forward contracts with regard to settlement of its foreign currency-denominated securities and will not do so unless deemed appropriate by AIG Capital Management Corp. (the "Manager") or AIG Global Investment Corp. ("AIG Global"), the subadvisor. Forward foreign currency exchange contracts do not eliminate fluctuations in the underlying price of the securities. They simply establish a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to fluctuations in the value of the currency being traded, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency. With respect to forward foreign currency exchange contracts, losses in excess of amounts recognized in the statement of assets and liabilities may arise due to changes in value of the foreign currency or if the counterparty does not perform under the contract.

FIRST GLOBAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
Notes to Financial Statements
May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

NOTE 2 - CONTINUED

D)   FEDERAL INCOME TAXES:

     The Equity Portfolio will be classified as a partnership for United States federal income tax purposes. As a consequence, the Equity Portfolio itself will not be subject to United States federal income tax, but each investor in the Equity Portfolio will be required to take into account its distributive share of items of partnership income, gain, loss, deduction and credit substantially as though such items had been realized directly by the investor and without regard to whether any distribution from the Equity Portfolio has been or will be received.

E)   ORGANIZATION EXPENSES:

     Expenses of $204,545 incurred in connection with the organization of the Equity Portfolio are being amortized on a straight line basis over a five year period beginning December 15, 1995. The amount paid by the fund on any redemption by AIG Asset Management Services, Inc. will be reduced by a proportion of any unamortized organizational expenses determined by the proportion of the amount of capital withdrawn and the amount of initial capital of the Equity Portfolio owned by such holder, outstanding immediately prior to such withdrawal.

NOTE 3 - AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Manager, an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"), serves as the Equity Portfolio's investment adviser and is responsible for the management of the assets of the Equity Portfolio in conformity with its stated objectives and policies. For its services, the Manager is entitled to a fee calculated daily and paid monthly, at an annual rate of 1.20% of the average daily net assets of the Equity Portfolio. The Manager has voluntarily agreed to waive its management fee or reimburse the Equity Portfolio's expenses to the extent that its total operating expenses exceed 2.00% of average daily net assets for a limited period. For the six months ended May 31, 1997, the Manager waived its entire fee as adviser and reimbursed the Equity Portfolio in the aggregate amount of $124,301.

FIRST GLOBAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
Notes to Financial Statements
May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

NOTE 3 - CONTINUED

The Manager has entered into a subadvisory agreement with AIG Global, an indirect wholly owned subsidiary of AIG which is registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Pursuant to its subadvisory agreement, AIG Global provides investment advisory services to the Manager in respect of the management of the assets of the Equity Portfolio and officers of AIG Global provide representation on the Manager's Investment Committee. Under the subadvisory agreement, the Manager is required to pay AIG Global a fee at an annual rate of 0.15% of the average daily net assets of the Equity Portfolio. These fees are paid from the management fee paid to the Manager. There have been no such fees paid through the six months ended May 31, 1997.

The Manager was previously party to a subadvisory agreement with AIG Global Investment Corp. (Europe) Ltd., ("AIG Global Europe"), an indirect wholly owned subsidiary of AIG. Effective May 28, 1996, AIG Global Europe deregistered under the Advisers Act and the subadvisory agreement was replaced with a service agreement pursuant to which AIG Global Europe agreed to provide investment advisory services.

The Manager serves as the Equity Portfolio's investment adviser and is responsible for the management of the assets and review and supervision of the investment program. In addition to the subadvisory agreements, the Manager has entered into service agreements with certain affiliates, including AIG Global Europe, whereby such affiliates provide investment advisory services under the direction of the Manager. Certain officers of these affiliates provide representation on the Manager's Investment Committee. Under the terms of the service agreements, the Manager is required to pay the service providers a total combined fee at an annual rate of 0.45% of the average daily net assets of the Equity Portfolio. These fees are paid from the management fee paid to the Manager. There have been no such fees paid through the six months ended May 31, 1997.

PFPC International Ltd. serves as the Equity Portfolio's administrator and
accounting agent.    State Street Bank and Trust Company serves as custodian of the Equity Portfolio's assets.

Certain trustees and officers of the Equity Portfolio are also directors and/or officers of the Manager. These trustees and officers are paid no compensation by the Equity Portfolio.

FIRST GLOBAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
Notes to Financial Statements
May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

NOTE 4 - SECURITIES TRANSACTIONS

For the six months ended May 31, 1997, purchases of portfolio securities (other than short-term securities) were $1,554,327. Sales of portfolio securities were $1,882,468.

AIG RETIREE FUND - 2003


Portfolio of Investments
May 31,1997 (Unaudited)

         Principal                                                         Maturity                             Value
          Amount                  Description                                Date            Yield *          (Note 2a)
        ----------           ----------------------                        --------          --------        ------------
                          US TREASURY BONDS - 69.7%
      $   125,000         US  Zero Coupon Bond............................. 08/15/03         6.86%         $     83,759
          400,000         US  Zero Coupon Bond............................. 11/15/03         6.74%              263,572
          500,000         US  Zero Coupon Bond............................. 11/15/03         6.73%              329,464
          400,000         US  Zero Coupon Bond............................. 11/15/03         6.82%              263,572
          300,000         US  Zero Coupon Bond............................. 11/15/03         7.00%              197,679
          300,000         US  Zero Coupon Bond............................. 11/15/03         6.86%              197,679
          300,000         US  Zero Coupon Bond............................. 11/15/03         6.84%              197,679
          300,000         US  Zero Coupon Bond............................. 11/15/03         6.52%              197,679
          300,000         US  Zero Coupon Bond............................. 11/15/03         6.50%              197,679
          200,000         US  Zero Coupon Bond............................. 11/15/03         7.01%              131,786
          200,000         US  Zero Coupon Bond............................. 11/15/03         6.79%              131,786
          200,000         US  Zero Coupon Bond............................. 11/15/03         6.66%              131,786
          200,000         US  Zero Coupon Bond............................. 11/15/03         6.56%              131,786
          200,000         US  Zero Coupon Bond............................. 11/15/03         6.49%              131,786
          200,000         US  Zero Coupon Bond............................. 11/15/03         6.16%              131,786
          200,000         US  Zero Coupon Bond............................. 11/15/03         6.10%              131,786
          200,000         US  Zero Coupon Bond............................. 11/15/03         6.04%              131,786
          200,000         US  Zero Coupon Bond............................. 11/15/03         6.25%              131,786
          200,000         US  Zero Coupon Bond............................. 11/15/03         5.96%              131,786
          100,000         US  Zero Coupon Bond............................. 11/15/03         6.55%               65,893
          100,000         US  Zero Coupon Bond............................. 11/15/03         6.53%               65,893
          100,000         US  Zero Coupon Bond............................. 11/15/03         6.48%               65,893
          100,000         US  Zero Coupon Bond............................. 11/15/03         6.45%               65,893
          100,000         US  Zero Coupon Bond............................. 11/15/03         6.42%               65,893
          100,000         US  Zero Coupon Bond............................. 11/15/03         6.41%               65,893
          100,000         US  Zero Coupon Bond............................. 11/15/03         6.37%               65,893
          100,000         US  Zero Coupon Bond............................. 11/15/03         6.28%               65,893
          100,000         US  Zero Coupon Bond............................. 11/15/03         6.22%               65,893
          100,000         US  Zero Coupon Bond............................. 11/15/03         6.21%               65,893
          100,000         US  Zero Coupon Bond............................. 11/15/03         6.14%               65,893
          100,000         US  Zero Coupon Bond............................. 11/15/03         6.05%               65,893
          100,000         US  Zero Coupon Bond............................. 11/15/03         6.03%               65,893
          100,000         US  Zero Coupon Bond............................. 11/15/03         5.99%               65,893

                          Total Investments(Cost $4,175,898***)......................................         4,169,124

                          Other Assets in Excess of Liabilities** - 30.3%............................         1,810,915
                          NET ASSETS - 100%..........................................................   $     5,980,039

        *      Effective yield at time of purchase.
        **     Includes assets in First Global Equity Portfolio.
        ***    For federal income tax purposes, cost is substantially the same as for financial reporting purposes with unrealized depreciation of $6,774.


              See Accompanying Notes to the Financial Statements.

AIG RETIREE FUND - 2003

Statement of Assets and Liabilities
May 31, 1997 (Unaudited)

ASSETS:
    Investment in securities at value (Cost $4,175,898)..............................$      4,169,124
    Investment in Equity Portfolio at value..........................................       1,759,482
    Cash.............................................................................          72,784
    Receivable for fund shares sold..................................................          42,994
    Deferred organization costs......................................................          22,494
    Interest Receivable..............................................................             464
          Total Assets...............................................................       6,067,342

LIABILITIES:
    Accrued legal fees...............................................................          15,411
    Accrued distribution fees........................................................          13,264
    Accrued shareholder services fees................................................           7,975
    Accrued audit fees...............................................................           7,478
    Accrued printing fees............................................................           7,375
    Accrued insurance fees...........................................................           6,563
    Accrued registration fees........................................................           6,488
    Accrued shareholders communication fees..........................................           5,349
    Accrued transfer agent fees......................................................           3,856
    Accrued directors fees ..........................................................           3,799
    Accrued administration fees......................................................           3,027
    Payable for fund shares redeemed.................................................           2,652
    Due to Manager...................................................................           2,186
    Accrued miscellaneous fees.......................................................           1,880
          Total Liabilities..........................................................          87,303

NET ASSETS...........................................................................$      5,980,039

COMPOSITION OF NET ASSETS:
    Capital paid in..................................................................$      5,694,795
    Undistributed net investment income..............................................          90,023
    Undistributed net realized gain on investments
         and foreign currency transactions...........................................          59,968
    Net unrealized appreciation of investments.......................................         135,253
NET ASSETS...........................................................................$      5,980,039

Shares Outstanding...................................................................         614,566

Net asset value and redemption price per share ($5,980,039 / 614,566 shares).........$           9.73
Maximum offering price per share (Net asset value plus sales
    charge - 4.75% of maximum offering price)........................................$          10.22



              See Accompanying Notes to the Financial Statements.

AIG RETIREE FUND - 2003

Statement of Operations
For the six months ended May 31, 1997 (Unaudited)

INVESTMENT INCOME:
    Interest.................................................................$         149,166
    Net Investment Loss Allocated from the Equity Portfolio..................           (2,294)
                                                                                       146,872

EXPENSES:
    Transfer agent expense........................................    23,624
    Administrative expense........................................    20,540
    Distribution expense..........................................    15,950
    Legal expense.................................................     9,000
    Shareholder services expense..................................     7,975
    Printing expense..............................................     7,899
    Directors fees ...............................................     7,500
    Insurance expense.............................................     6,563
    Shareholder communication expense.............................     5,349
    Investment advisory expense...................................     4,619
    Registration expense..........................................     4,564
    Organization expense..........................................     3,106
    Audit expense.................................................     2,500
    Custodian expense.............................................       449
    Miscellaneous expenses........................................     2,249

          Total expenses before reductions........................   121,887

    Less: Expense reimbursements by Manager.......................   (65,778)
    Less: Advisory fee waived by Manager..........................    (4,619)
    Less: Fee waivers by Transfer Agent...........................    (3,543)
    Less: Fee waivers by Administrator............................    (3,142)

          Total Fee waivers and expense reimbursements ............. (77,082)

    Net expenses.............................................................           44,805

           Net Investment Income.............................................          102,067


REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
    Net realized gain on investments and foreign currency transactions
     from the Equity Portfolio...............................................           60,923
    Net realized gain on investments from the Fund...........................              316
    Net change in  unrealized appreciation on investments and foreign
     currency transactions from the Equity Portfolio.........................           49,455
    Net change in unrealized depreciation of investments from the Fund.......         (184,522)
            Net change in realized and unrealized loss on investments and
             foreign currency transactions...................................          (73,828)

                    Net Increase in Net Assets Resulting from Operations.....$          28,239





              See Accompanying Notes to the Financial Statements.

AIG RETIREE FUND - 2003

Statement of Changes in Net Assets

                                                                                               Six months ended      Period from
                                                                                                May 31, 1997     April 17, 1996* to
                                                                                                 (Unaudited)      November 30, 1996
OPERATIONS:
    Net investment income....................................................................$        102,067  $          53,901
    Net realized gain on investments and foreign currency transactions
         from the Equity Portfolio...........................................................          60,923             26,992
    Net realized gain on investments from the Fund...........................................             316                  0
    Net change in unrealized appreciation on investments and foreign
         currency transactions from the Equity Portfolio.....................................          49,455             92,574
    Net change in unrealized (depreciation) appreciation on
           investments from the Fund.........................................................        (184,522)           177,748
          Net Increase in Net Assets Resulting from Operations...............................          28,239            351,215

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income.....................................................         (65,949)                 0
    Distributions from net realized gain.....................................................         (28,265)                 0
         Total dividends and distributions to shareholders...................................         (94,214)                 0

FUND SHARE TRANSACTIONS:
    Net proceeds from shares subscribed......................................................       1,122,896          6,041,162
    Net proceeds from shares reinvested......................................................          23,407                  0
    Cost of shares redeemed..................................................................      (1,176,413)          (316,253)
          Net (Decrease) Increase in Net Assets Resulting from Fund Share Transactions.......         (30,110)         5,724,909

                 Total (Decrease) Increase in Net Assets.....................................         (96,085)         6,076,124

Net assets at the beginning of the period....................................................       6,076,124                  0


NET ASSETS at the end of the period (including undistributed
    net investment income of $90,023 and $51,969 respectively)...............................$      5,980,039  $       6,076,124




*Commencement of Operations



              See Accompanying Notes to the Financial Statements.

AIG RETIREE FUND - 2003

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


                                                                            Six months ended               Period from
                                                                              May 31, 1997              April 17, 1996* to
                                                                               (Unaudited)              November 30, 1996
Per Share Operating Performance
Net asset value, beginning of period....................................$         9.85            $            9.15

Income from investment operations:
    Net investment income...............................................          0.16                         0.09
    Net realized and unrealized (loss) gain on investments .............         (0.12)                        0.61
           Total income from investment operations......................          0.04                         0.70

Dividends and distributions to shareholders:
    Dividends from net investment income................................         (0.11)
    Distributions from net realized gain................................         (0.05)                         ---
           Total dividends and distributions to shareholders............         (0.16)                         ---

Net asset value, end of period..........................................$         9.73            $            9.85

Total Return............................................................         0.41%  (a)                    7.65% (a)

Ratios / Supplemental Data:
Net assets, end of period (000's).......................................$        5,980            $           6,076


Ratio of expenses to average net assets.................................          1.95% (b)(c)                 1.95% (b)(c)
Ratio of net investment income to average net assets....................          3.17% (b)(c)                 2.96% (b)(c)

Portfolio turnover rate ................................................         13.88%                        0.00%


*Commencement of Operations
(a) Calculated without deduction of sales charges.
(b) Net of fee waivers and expense reimbursements which had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 11.00 percentage points (annualized) for the period from April 17, 1996 (commencement of operations) to November 30, 1996 and 4.58 percentage points (annualized) for the six months from December 1, 1996 to May 31, 1997.
(c) Annualized.




              See Accompanying Notes to the Financial Statements.

AIG RETIREE FUND - 2003

--------------------------------------------------------------------------------
Notes to Financial Statements
May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

AIG All Ages Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company. The Company was incorporated in Maryland on April 4, 1995 and commenced operations on December 15, 1995. At May 31, 1997, the Company operated as a series company comprising two funds. The accompanying financial statements and notes are those of the AIG Retiree Fund - 2003 (the "Fund") only.

Shares of the Fund will be offered to investors only through September 30, 1997 (as such period may be extended or shortened by the Board of Directors of the Company, the "Offering Period").

The Fund has two investment objectives. The first objective is to provide a guaranteed return, on or after November 15, 2003 (the "Maturity Date"), of the full amount originally invested (including any sales charges paid) by each shareholder who has reinvested all dividends and distributions, which the Fund pursues through investment of a portion of its assets in U.S. Treasury zero coupon securities, combined with further assurance from a guarantee by AIG Capital Management Corp., the Fund's investment adviser (the "Manager"). The Manager's obligations under its guarantee are backed by its parent, American International Group, Inc. ("AIG").

The Fund's second objective is to achieve total return on capital through both capital growth (realized and unrealized) and income, by investing the balance of its assets in the First Global Equity Portfolio (the "Equity Portfolio"), an open-end management investment company that invests in a globally diversified portfolio of equity securities. The Fund and the Equity Portfolio constitute a two-tier master-feeder structure. The value of the Fund's investment in the Equity Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest of 54.4% in the net assets of the Equity Portfolio at May 31, 1997. The financial statements of the Equity Portfolio, including its portfolio of investments, are included within this report and should be read in conjunction with the Fund's financial statements.

AIG RETIREE FUND - 2003

--------------------------------------------------------------------------------
Notes to Financial Statements
May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A)  SECURITY VALUATIONS:

During the Offering Period, U.S. Treasury zero coupon securities are valued at the average of the last reported bid and ask prices; thereafter, they will be valued at the last reported bid price. Short-term securities with less than sixty days remaining to maturity when acquired are valued at amortized cost, which approximates market value. Short-term securities with more than sixty days remaining to maturity are valued at current market value until the sixtieth day prior to maturity, and are then valued on an amortized cost basis. The valuation of the Fund's investment in the Equity Portfolio is discussed in Note 2a of the Equity Portfolio's financial statements.

B)  INVESTMENT INCOME AND SECURITY TRANSACTIONS:

Security transactions of the Fund are accounted for on a trade date basis. Realized gains and losses on securities transactions are determined on the identified cost basis. Interest income, including accretion of discount and amortization of premium on U.S. Treasury zero coupon securities, is accrued daily. The Fund records its pro-rata share of investment income, expenses and realized and unrealized gains and losses recorded by the Equity Portfolio on a daily basis. Expenses common to all funds within the Company are allocated among the funds on the basis of average net assets.

C)  DIVIDENDS AND DISTRIBUTIONS:

The Fund declares and pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date. The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, therefore, the Fund may periodically make re-classifications among certain of its capital accounts as a result of timing and characterization of certain income and capital gains distributions.

AIG RETIREE FUND - 2003

--------------------------------------------------------------------------------
Notes to Financial Statements
May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

NOTE 2 - CONTINUED

D)  FEDERAL INCOME TAXES:

The Fund has elected to be taxed as a regulated investment company and intends to comply with the requirements of the Internal Revenue Code and to distribute substantially all its taxable income to shareholders. Therefore, no federal income tax provision is required.

E)  ORGANIZATION EXPENSES:

Expenses of $32,000 incurred in connection with the organization of the Fund are being amortized on a straight line basis over a five year period beginning April 17, 1996.

NOTE 3 - AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Manager serves as the Fund's and the Equity Portfolio's investment adviser and is responsible for the management of the assets of the Fund and the Equity Portfolio in conformity with the stated objectives and policies of the Fund and the Equity Portfolio. For its services, the Manager is entitled to a fee calculated daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of the Fund (other than its interest in the Equity Portfolio) and 1.20% of the average daily net assets of the Equity Portfolio. The Manager has voluntarily agreed to waive its management fee and/or reimburse the Fund's expenses to the extent that total Fund operating expenses exceed 1.95% of average daily net assets until at least March 31, 1998, subject to reimbursement by the Fund in subsequent years under certain circumstances. For the six months ended May 31, 1997, the Manager waived its entire fee as adviser and reimbursed the Fund in the aggregate amount of $124,812 which is inclusive of waiver amounts at the Equity Portfolio and Fund level.

The Manager, an indirect wholly owned subsidiary of AIG, has entered into subadvisory agreements with AIG Global Investment Corp. ("AIG Global"), which is an indirect wholly owned subsidiary of AIG and is registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Pursuant to its subadvisory agreements, AIG Global provides investment advisory services to the Manager in respect of the management of the Fund's Treasury Securities and in respect of the management of the assets of the Equity Portfolio and officers

AIG RETIREE FUND - 2003

--------------------------------------------------------------------------------
Notes to Financial Statements
May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

NOTE 3 - CONTINUED

of AIG Global provide representation on the Manager's Investment Committee. Under the subadvisory agreements with AIG Global, the Manager pays AIG Global a fee which is calculated daily and paid monthly at an annual rate of 0.0825% of the average daily net assets of the Fund (other than the Fund's interest in the Equity Portfolio) and 0.15% of the average daily net assets of the Equity Portfolio. These fees are paid from the management fee paid to the Manager.

The Manager was previously party to a subadvisory agreement with AIG Global Investment Corp. (Europe) Ltd., ("AIG Global Europe"), an indirect wholly owned subsidiary of AIG. Effective May 28, 1996, AIG Global Europe deregistered under the Advisers Act and the subadvisory agreement was replaced with a service agreement pursuant to which AIG Global Europe agreed to provide investment advisory services.

The Manager serves as the Fund's and the Equity Portfolio's investment adviser and is responsible for the management of the assets and review and supervision of the investment program. In addition to the subadvisory agreements, the Manager has entered into service agreements with certain affiliates, including AIG Global Europe, whereby such affiliates provide investment advisory services under the direction of the Manager. Certain officers of these affiliates provide representation on the Manager's Investment Committee. Under the terms of the service agreements, the Manager is required to pay the service providers a total combined fee at an annual rate of 0.0175% of the average daily net assets of the Fund (other than the Fund's interest in the Equity Portfolio) and 0.45% of the average daily net assets of the Equity Portfolio. These fees are funded from the management fee paid to the Manager. There have been no such fees paid through the six months ended May 31, 1997.

Under the Shareholder Servicing Agreement, AIG Equity Sales Corp. (the "Distributor"), a wholly owned subsidiary of AIG, provides administrative services for the Fund's shareholders for which the Fund pays the Distributor a fee at the annual rate of up to 0.25% of average daily net assets. Under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), the Fund may pay the Distributor a distribution fee during the Offering Period at the annualized rate of up to 0.50% of the average daily net assets of the Fund. The Plan will terminate on the last day of the Offering Period.

PFPC International Ltd. serves as the Fund's administrator and accounting agent. For the six months ended May 31, 1997, PFPC International Ltd. voluntarily waived an aggregate $3,142 of its fee. PFPC Inc. serves as the Fund's transfer agent and dividend disbursing agent. For the six months ended May 31, 1997, PFPC Inc. voluntarily waived $3,543 of its fee. PNC Bank, N.A. serves as custodian of the Fund's assets.

AIG RETIREE FUND - 2003

--------------------------------------------------------------------------------
Notes to Financial Statements
May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

NOTE 3 - CONTINUED

Certain directors and officers of the Company are also directors and/or officers of the Manager or Distributor. These directors and officers are paid no compensation by the Fund.

NOTE 4 - CAPITAL SHARE TRANSACTIONS

The Company has authorized 100,000,000 shares of capital stock in the Fund with a par value of $0.001.


                               December 1, 1996          April 17, 1996*
                                to May 31, 1997        to November 30,1996
                                ---------------        -------------------
                               Shares      Amount     Shares        Amount
                               -------     ------     ------        ------

Shares sold........            117,568   $1,122,896   651,040    $6,041,162

Shares reinvested..              2,436       23,407         0             0

Shares redeemed.......        (122,225)  (1,176,413)  (34,253)     (316,253)
                              ---------  -----------  --------     ---------

Net (decrease)/increase.......  (2,221)  $(30,110)    616,787    $5,724,909
                                =======  =========    =======    ==========


*Commencement of Operations

NOTE 5 - SECURITIES TRANSACTIONS

For the six months ended May 31, 1997 purchases of U.S. Treasury zero coupon securities (other than short-term securities) were $657,264. For the six months ended May 31, 1997 sales of US Treasury zero coupon securities (other than short-term securities) were $622,969.

DIVIDEND DISTRIBUTION

On December 10, 1996, the Board of Directors of the Fund declared a dividend of $94,214, or $0.16 per share, payable on December 13, 1996 to shareholders of record on December 9, 1996.

FIRST GLOBAL EQUITY PORTFOLIO


Portfolio of Investments
May 31, 1997 (Unaudited)



                                                                     Value
                     Description                      Shares       (Note 2a)

COMMON STOCKS - 90.4%

Australia - 0.3%
     News Corp Ltd...................................  2,500  $        11,096

France - 5.4%
     Castorama Dubois Investissement.................    180           24,837
     Generale des Eaux ..............................    300           36,970
     Generale des Eaux Warrants......................    300              206
     Schneider.......................................    450           21,658
     Societe Generale ...............................    400           44,502
     Total SA B shares ..............................    500           45,821
                                                                      173,994
Germany - 6.8%
     Bilfinger & Berger AG...........................  1,500           58,132
     Veba AG.........................................  1,600           91,135
     Volkswagen AG...................................    110           71,588
                                                                      220,855
Hong Kong - 3.8%
     Cheung Kong Infrastructure...................... 18,000           57,030
     Hutchinson Whampoa..............................  8,000           66,594
                                                                      123,624
Japan - 13.4%
     Advantest.......................................     20            1,359
     Amano...........................................  1,000           10,641
     Bank of Tokyo - Mitsubishi Ltd .................  1,000           17,335
     Calsonic Corp...................................  1,000            5,535
     Chiba Bank......................................  4,000           20,767
     Chugai Pharmaceutical...........................  3,000           25,436
     Hitachi.........................................  2,000           21,282
     Hitachi Zosen Corp..............................  2,000            7,638
     Kajima Corp.....................................  3,000           16,760
     Kamigumi........................................  1,000            5,964
     Katokichi ......................................  1,000           18,450
     Kuraray Co. ....................................  2,000           19,223
     Kyocera.........................................    400           28,799
     Matsushita Electrical Works.....................  2,000           22,140
     Mitsubishi Heavy Industries ....................  1,000            7,191
     Mitsubishi Motors...............................  3,000           22,192
     NEC Corp .......................................  1,000           13,902


              See Accompanying Notes to the Financial Statements.

FIRST GLOBAL EQUITY PORTFOLIO

May 31, 1997 (Unaudited)


                                                                     Value
                     Description                      Shares       (Note 2a)

Japan- Continued
     Nippon Shokubai.................................  1,000  $         6,694
     Nippon Steel Corp...............................  4,000           11,705
     Nippon Telegraph and Telephone Corp.............      3           28,608
     Nomura Securities ..............................  1,000           11,842
     Sumitomo........................................  2,000           17,678
     Suzuki Motor Corp...............................  2,000           25,058
     Tokio Marine and Fire...........................  2,000           23,513
     Tomen Corporation...............................  5,000           12,958
     Toto Ltd........................................  1,100           12,366
     Yodogawa Steel Works............................  3,000           18,536
                                                                      433,572

Mexico - 2.7%
     Cementos de Mexico.............................. 23,400           86,021

Netherlands - 3.7%
     Hunter Douglas NV...............................    500           44,168
     Koninklijke Ahold NV............................  1,000           76,037
                                                                      120,205
Spain - 2.7%
     Bankinter SA....................................    300           50,813
     Corporacion Mapfre Compania.....................    700           37,548
                                                                       88,361
Sweden - 1.4%
     Volvo AB Rights ................................  1,600              429
     Volvo Ser A ....................................  1,600           44,512
                                                                       44,941
Switzerland - 2.2%
     Roche Holdings AG...............................      8           71,139

United Kingdom - 8.6%
     Cable and Wireless PLC .........................  5,000           40,818
     Glynwed International PLC ......................  6,500           28,340
     Laporte PLC.....................................  3,000           32,246
     National Westminister...........................  3,500           42,630
     Stanley Leisure Org. PLC........................  9,000           45,129
     Tarmac PLC...................................... 25,000           51,943
     Vaux Group PLC .................................  8,000           36,254
                                                                      277,360


              See Accompanying Notes to the Financial Statements.

FIRST GLOBAL EQUITY PORTFOLIO

May 31 , 1997 (Unaudited)


                                                                     Value
                     Description                      Shares       (Note 2a)

United States - 39.4%
     Allstate Corp...................................  1,000  $        73,625
     Amoco Corp......................................    600           53,625
     Bellsouth Corp..................................    900           40,838
     Computer Associates.............................  1,000           54,750
     Corning, Inc....................................  1,500           75,563
     Deere and Co....................................    800           40,900
     Du Pont De Nemours..............................    300           32,663
     Federal National Mortgage Association...........    900           39,263
     Flowers Industries, Inc.........................  4,500           79,313
     General Electric Co.............................    900           54,338
     General Motors Corp.............................    800           45,800
     Hewlett Packard Co..............................  1,100           56,650
     IBM.............................................    600           51,900
     Johnson and Johnson.............................    700           41,913
     Medimmune, Inc..................................  3,000           46,500
     Merck and Co., Inc..............................    500           44,938
     Monsanto Co.....................................    900           39,600
     Pacific Gas and Electric........................  2,500           57,813
     Pepsico, Inc. ..................................  1,300           47,775
     Philip Morris Co................................  1,100           48,400
     Provident Life and Accident Insurance...........  1,000           53,750
     Schlumberger Ltd................................    400           47,650
     Time Warner, Inc................................  1,000           46,500
     Ultramar Diamond................................  1,600           52,800
     Union Pacific Corp..............................    700           47,425
                                                                    1,274,292

Total Common Stocks (Cost $2,667,753*) - 90.4% ......               2,925,460
Other Assets in Excess of Liabilities - 9.6%.........                 311,833
NET ASSETS - 100% ...................................         $     3,237,293



* For federal income tax purposes, cost is substantially the same as for financial reporting purposes and net unrealized appreciation is as follows:

                     Unrealized appreciation:           $352,262
                     Unrealized depreciation:            (94,555)

                     Net unrealized appreciation:       $257,707


              See Accompanying Notes to the Financial Statements.

FIRST GLOBAL EQUITY PORTFOLIO

Statement of Assets and Liabilities
May 31, 1997 (Unaudited)

ASSETS:
    Investment in securities at value (cost $2,667,753) .... $    2,925,460
    Cash....................................................        228,823
    Deferred organization costs ............................        143,361
    Dividends receivable....................................         14,754
          Total Assets .....................................      3,312,398

LIABILITIES:
    Accrued audit fees .....................................         20,000
    Accrued insurance fees .................................         13,125
    Accrued administration fees.............................         12,477
    Accrued legal fees .....................................         10,794
    Accrued directors fees .................................          7,500
    Accrued custodian fees .................................          3,408
    Due to Manager  ........................................          1,946
    Accrued miscellaneous fees..............................          5,855
           Total Liabilities................................         75,105

NET ASSETS.................................................. $    3,237,293



COMPOSITION OF NET ASSETS:
    Capital paid in......................................... $    2,812,410
    Accumulated net investment loss.........................         (8,717)
    Accumulated net realized gain on investments and
           foreign currency transactions....................        175,893
    Net  unrealized appreciation on investments and foreign
           currency transactions............................        257,707

NET ASSETS.................................................. $    3,237,293









              See Accompanying Notes to the Financial Statements.

FIRST GLOBAL EQUITY PORTFOLIO

Statement of Operations
For the six months ended May 31, 1997 (Unaudited)

INVESTMENT INCOME:
    Dividends (net of foreign taxes of $3,278).............................  $   27,350

EXPENSES:
    Administrative expense.................................................      52,894
    Organization expense...................................................      20,275
    Investment advisory expense............................................      18,860
    Directors fees ........................................................      15,000
    Insurance expense......................................................      13,125
    Custodian expenses.....................................................      12,125
    Legal expense..........................................................      10,955
    Audit expense..........................................................       7,500
    Miscellaneous expenses.................................................       5,000

        Total expenses before reductions...................................     155,734

    Less: Expense reimbursements by Manager................................    (105,441)
    Less: Advisory fees waived by Manager..................................     (18,860)

        Total Fee waiver and expense reimbursements by Manager.............    (124,301)

    Net expenses...........................................................      31,433

             Net Investment Loss ..........................................      (4,083)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
    Net realized gain on investments.......................................     118,934
    Net realized loss on foreign currency transactions.....................      (2,219)
    Net change in unrealized appreciation on investments...................      77,576
    Net change in unrealized depreciation on foreign currency transactions.        (205)
             Net realized and unrealized gain on investments and foreign
                currency transactions......................................     194,086

                     Net Increase in Net Assets Resulting from Operations..  $  190,003





              See Accompanying Notes to the Financial Statements.

FIRST GLOBAL EQUITY PORTFOLIO

Statements of Changes in Net Assets

                                                                          Six months ended       Period from
                                                                            May 31, 1997      December 15, 1995* to
                                                                            (Unaudited)       November 30, 1996
OPERATIONS:
    Net investment loss.................................................  $      (4,083)   $         (4,634)
    Net realized gain on investments....................................        118,934              63,546
    Net realized loss on foreign currency transactions..................         (2,219)             (4,366)
    Net change  in unrealized appreciation on investments...............         77,576             180,131
    Net change in unrealized (depreciation) appreciation on
             foreign currency transactions..............................           (205)                203
            Net Increase in Net Assets Resulting from Operations........        190,003             234,880

CAPITAL TRANSACTIONS:
    Proceeds from Capital Invested......................................        110,900           2,749,510
    Value of Capital Withdrawn..........................................       (149,000)                  0

             Total Increase in Net Assets ..............................        151,903           2,984,390

Net assets at the beginning of the period...............................      3,085,390             101,000

NET ASSETS at the end of the period.....................................  $   3,237,293    $      3,085,390



*Commencement of Operations





              See Accompanying Notes to the Financial Statements.

    FIRST GLOBAL EQUITY PORTFOLIO

    Financial Highlights

                                                             Six months ended      Period from
                                                               May 31, 1997    December 15, 1995*  to
                                                                (Unaudited)      November 30, 1996
    Net assets, end of period (000's) ..................... $   3,237            $      3,085

    Ratio of expenses to average net assets................      2.00%  (a)(b)           2.00%  (a)(b)
    Ratio of net investment loss to average net assets.....     (0.26%) (a)(b)          (0.44%) (a)(b)

    Portfolio turnover rate................................     52.84%                  26.31%  (c)

    Average commission rate paid........................... $  0.0163   (d)      $     0.0069   (d)




    *Commencement of Operations.
    (a) Net of fee waivers and expense reimbursements which had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 25.74 percentage points (annualized) for the period from December 15, 1995 (commencement of operations) to November 30, 1996 and 7.91 percentage points (annualized) for the six months from December 1, 1996 to May 31, 1997.
    (b) Annualized.
    (c) This figure is calculated for the period during which there were equity holdings.
    (d) Represents total commissions paid on portfolio securities divided by the total number of shares purchased and sold on which commissions are charged.





              See Accompanying Notes to the Financial Statements.

FIRST GLOBAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
Notes to Financial Statements
May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

First Global Equity Portfolio (the "Equity Portfolio"), a Delaware Business Trust, is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Equity Portfolio was organized on June 26, 1995 and commenced operations on December 15, 1995.

The investment objective of the Equity Portfolio is to achieve total return on capital through both capital growth (realized and unrealized) and income. The Equity Portfolio seeks to achieve this objective by making investments in securities of issuers from around the world.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Equity Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

All the net investment income and unrealized and realized gains and losses from securities and foreign currency transactions of the Equity Portfolio are allocated pro-rata amongst the investors in the Equity Portfolio at the time of such determination.

A)   SECURITY VALUATIONS:

     Securities traded on a foreign exchange or over-the-counter market are valued at the last sales price on the primary exchange or market in which they are traded. Securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Any securities for which recent market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Trustees of the Equity Portfolio. Short-term securities with less than sixty days remaining to maturity when acquired are valued at amortized cost, which approximates value. Short-term securities with more than sixty days remaining to maturity are valued at current market value until the sixtieth day prior to maturity, and are then valued on an amortized cost basis.

FIRST GLOBAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
Notes to Financial Statements
May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

NOTE 2 - CONTINUED

B)   INVESTMENT INCOME AND SECURITY TRANSACTIONS:

     Security transactions of the Equity Portfolio are accounted for on a trade date basis. Realized gains and losses on securities transactions are determined on the identified cost basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date.

C)   FOREIGN CURRENCY TRANSACTIONS:

     The Equity Portfolio's investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each day into U.S. dollars based upon currency exchange rates determined prior to the close of the New York Stock Exchange. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Equity Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in net realized and unrealized gains or losses on securities.

     The Equity Portfolio may enter into forward foreign currency exchange contracts to fix the U.S. dollar value of a security it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. A forward foreign currency exchange contract is an agreement to purchase or sell a specific currency at a future date and at a price set at the time the contract is entered into.

     The Equity Portfolio is not required to enter into forward contracts with regard to settlement of its foreign currency-denominated securities and will not do so unless deemed appropriate by AIG Capital Management Corp. (the "Manager") or AIG Global Investment Corp. ("AIG Global"), the subadvisor. Forward foreign currency exchange contracts do not eliminate fluctuations in the underlying price of the securities. They simply establish a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to fluctuations in the value of the currency being traded, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency. With respect to forward foreign currency exchange contracts, losses in excess of amounts recognized in the statement of assets and liabilities may arise due to changes in value of the foreign currency or if the counterparty does not perform under the contract.

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Notes to Financial Statements
May 31, 1997 (Unaudited)
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NOTE 2 - CONTINUED

D)   FEDERAL INCOME TAXES:

     The Equity Portfolio will be classified as a partnership for United States federal income tax purposes. As a consequence, the Equity Portfolio itself will not be subject to United States federal income tax, but each investor in the Equity Portfolio will be required to take into account its distributive share of items of partnership income, gain, loss, deduction and credit substantially as though such items had been realized directly by the investor and without regard to whether any distribution from the Equity Portfolio has been or will be received.

E)   ORGANIZATION EXPENSES:

     Expenses of $204,545 incurred in connection with the organization of the Equity Portfolio are being amortized on a straight line basis over a five year period beginning December 15, 1995. The amount paid by the fund on any redemption by AIG Asset Management Services, Inc. will be reduced by a proportion of any unamortized organizational expenses determined by the proportion of the amount of capital withdrawn and the amount of initial capital of the Equity Portfolio owned by such holder, outstanding immediately prior to such withdrawal.

NOTE 3 - AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Manager, an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"), serves as the Equity Portfolio's investment adviser and is responsible for the management of the assets of the Equity Portfolio in conformity with its stated objectives and policies. For its services, the Manager is entitled to a fee calculated daily and paid monthly, at an annual rate of 1.20% of the average daily net assets of the Equity Portfolio. The Manager has voluntarily agreed to waive its management fee or reimburse the Equity Portfolio's expenses to the extent that its total operating expenses exceed 2.00% of average daily net assets for a limited period. For the six months ended May 31, 1997, the Manager waived its entire fee as adviser and reimbursed the Equity Portfolio in the aggregate amount of $124,301.

                                       20
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Notes to Financial Statements
May 31, 1997 (Unaudited)
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NOTE 3 - CONTINUED

The Manager has entered into a subadvisory agreement with AIG Global, an indirect wholly owned subsidiary of AIG which is registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Pursuant to its subadvisory agreement, AIG Global provides investment advisory services to the Manager in respect of the management of the assets of the Equity Portfolio and officers of AIG Global provide representation on the Manager's Investment Committee. Under the subadvisory agreement, the Manager is required to pay AIG Global a fee at an annual rate of 0.15% of the average daily net assets of the Equity Portfolio. These fees are paid from the management fee paid to the Manager. There have been no such fees paid through the six months ended May 31, 1997.

The Manager was previously party to a subadvisory agreement with AIG Global Investment Corp. (Europe) Ltd., ("AIG Global Europe"), an indirect wholly owned subsidiary of AIG. Effective May 28, 1996, AIG Global Europe deregistered under the Advisers Act and the subadvisory agreement was replaced with a service agreement pursuant to which AIG Global Europe agreed to provide investment advisory services.

The Manager serves as the Equity Portfolio's investment adviser and is responsible for the management of the assets and review and supervision of the investment program. In addition to the subadvisory agreements, the Manager has entered into service agreements with certain affiliates, including AIG Global Europe, whereby such affiliates provide investment advisory services under the direction of the Manager. Certain officers of these affiliates provide representation on the Manager's Investment Committee. Under the terms of the service agreements, the Manager is required to pay the service providers a total combined fee at an annual rate of 0.45% of the average daily net assets of the Equity Portfolio. These fees are paid from the management fee paid to the Manager. There have been no such fees paid through the six months ended May 31, 1997.

PFPC International Ltd. serves as the Equity Portfolio's administrator and
accounting agent.    State Street Bank and Trust Company serves as custodian of the Equity Portfolio's assets.

Certain trustees and officers of the Equity Portfolio are also directors and/or officers of the Manager. These trustees and officers are paid no compensation by the Equity Portfolio.

                                       21
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Notes to Financial Statements
May 31, 1997 (Unaudited)
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NOTE 4 - SECURITIES TRANSACTIONS

For the six months ended May 31, 1997, purchases of portfolio securities (other than short-term securities) were $1,554,327. Sales of portfolio securities were $1,882,468.

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